Segment Reporting (Tables)	12 Months Ended
Dec. 31, 2020
Segment Reporting [Abstract]
Schedule of Segment Reporting Information, by Segment
	Year ended December 31,
	2018	2019	2020	2020
	RMB	RMB	RMB	US$
Net revenues
Agency	3,143,873	3,335,397	2,834,997	434,482
Claims Adjusting	327,390	370,606	433,148	66,383
Total net revenues	3,471,263	3,706,003	3,268,145	500,865
Operating costs and expenses
Agency	(2,614,593)	(2,797,651)	(2,481,219)	(380,264)
Claims Adjusting	(316,899)	(361,474)	(416,241)	(63,792)
Other	(114,028)	(77,515)	(68,499)	(10,497)
Total operating costs and expenses	(3,045,520)	(3,236,640)	(2,965,959)	(454,553)
Income (loss) from operations
Agency	529,280	537,746	353,778	54,218
Claims Adjusting	10,491	9,132	16,907	2,591
Other	(114,028)	(77,515)	(68,499)	(10,497)
Income from operations	425,743	469,363	302,186	46,312

Schedule of segment assets
	As of December 31,
	2019	2020	2020
	RMB	RMB	US$
Segment assets
Agency	1,133,121	1,254,778	192,303
Claims Adjusting	276,885	309,237	47,393
Other	2,030,837	1,516,984	232,488
Total assets	3,440,843	3,080,999	472,184